UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
7/31/15 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 23.733s, 2035			$134,510	$206,613
IFB Ser. 3072, Class SM, 23.11s, 2035			307,544	462,617
IFB Ser. 3072, Class SB, 22.963s, 2035			275,550	412,926
IFB Ser. 3249, Class PS, 21.657s, 2036			199,229	292,249
IFB Ser. 2990, Class LB, 16.467s, 2034			717,643	951,444
IFB Ser. 3852, Class NT, 5.813s, 2041			7,811,204	8,036,401
IFB Ser. 310, Class S4, IO, 5.763s, 2043			3,217,437	800,337
IFB Ser. 308, Class S1, IO, 5.763s, 2043			3,797,045	947,705
IFB Ser. 314, Class AS, IO, 5.703s, 2043			3,610,341	889,244
Ser. 4193, Class PI, IO, 4s, 2043			7,554,372	1,261,595
Ser. 4213, Class GI, IO, 4s, 2041			6,958,441	1,070,208
Ser. 4369, Class IA, IO, 3 1/2s, 2044			5,324,774	1,007,755
Ser. 311, IO, 3 1/2s, 2043			6,765,517	1,478,265
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,611,034	745,520
Ser. 304, Class C22, IO, 3 1/2s, 2042			4,822,722	1,185,497
Ser. 4141, Class IM, IO, 3 1/2s, 2042			4,786,289	890,044
Ser. 4136, Class IW, IO, 3 1/2s, 2042			12,162,303	1,565,309
Ser. 4166, Class PI, IO, 3 1/2s, 2041			6,510,278	1,043,793
Ser. 4150, Class DI, IO, 3s, 2043			11,030,400	1,618,367
Ser. 4158, Class TI, IO, 3s, 2042			7,890,384	997,976
Ser. 4165, Class TI, IO, 3s, 2042			10,934,312	1,296,809
Ser. 4206, Class IP, IO, 3s, 2041			6,669,087	835,903
Ser. 304, Class C45, IO, 3s, 2027			11,996,014	1,249,177
FRB Ser. T-8, Class A9, IO, 0.471s, 2028			396,249	5,448
FRB Ser. T-59, Class 1AX, IO, 0.272s, 2043			960,567	11,557
Ser. T-48, Class A2, IO, 0.212s, 2033			1,397,501	13,429
Ser. 3835, Class FO, PO, zero %, 2041			16,394,100	14,199,085

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.838s, 2031			488,148	583,756
IFB Ser. 05-74, Class NK, 26.548s, 2035			94,524	149,820
IFB Ser. 07-53, Class SP, 23.502s, 2037			257,831	392,950
IFB Ser. 05-75, Class GS, 19.679s, 2035			225,658	306,827
IFB Ser. 11-4, Class CS, 12.519s, 2040			2,186,587	2,644,417
IFB Ser. 13-103, Class SK, IO, 5.73s, 2043			4,843,733	1,243,249
IFB Ser. 13-101, Class SE, IO, 5.71s, 2043			16,964,370	4,293,682
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043			6,243,529	1,529,602
Ser. 397, Class 2, IO, 5s, 2039			916,447	183,015
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			4,850,626	1,002,527
Ser. 418, Class C24, IO, 4s, 2043			8,889,073	1,856,497
Ser. 13-44, Class PI, IO, 4s, 2043			4,327,064	668,159
Ser. 12-124, Class UI, IO, 4s, 2042			4,275,330	856,349
Ser. 13-11, Class IP, IO, 4s, 2042			13,463,836	2,420,259
Ser. 12-40, Class MI, IO, 4s, 2041			18,085,992	2,665,447
Ser. 12-22, Class CI, IO, 4s, 2041			12,740,238	2,244,119
Ser. 12-62, Class MI, IO, 4s, 2041			8,815,723	1,405,579
Ser. 406, Class 2, IO, 4s, 2041			783,491	125,829
Ser. 406, Class 1, IO, 4s, 2041			525,418	102,299
Ser. 418, Class C15, IO, 3 1/2s, 2043			19,428,429	4,124,595
Ser. 417, Class C24, IO, 3 1/2s, 2042			10,030,905	2,215,024
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			8,598,761	1,062,893
Ser. 14-76, IO, 3 1/2s, 2039			9,275,086	1,305,514
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			9,577,665	1,754,341
Ser. 417, Class C19, IO, 3 1/2s, 2033			10,485,134	1,650,884
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			12,367,829	1,500,341
Ser. 12-151, Class PI, IO, 3s, 2043			8,549,613	1,111,450
Ser. 6, Class BI, IO, 3s, 2042			18,550,247	1,879,140
Ser. 13-35, Class IP, IO, 3s, 2042			4,741,276	507,835
Ser. 13-31, Class NI, IO, 3s, 2041			13,229,590	1,233,262
Ser. 13-55, Class AI, IO, 3s, 2033			5,550,525	824,123
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043			323,477	6,583
Ser. 98-W5, Class X, IO, 0.753s, 2028			726,709	35,881
Ser. 98-W2, Class X, IO, 0.532s, 2028			2,461,968	129,253
Ser. 07-44, Class CO, PO, zero %, 2037			57,361	51,653

Federal National Mortgage Association Connecticut Avenue Securities
FRB Ser. 15-C01, Class 2M2, 4.741s, 2025			362,000	363,701
FRB Ser. 15-C02, Class 1M2, 4.191s, 2025			604,000	582,323
FRB Ser. 15-C02, Class 2M2, 4.191s, 2025			425,000	411,980

Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, 5.913s, 2043			3,138,454	652,108
IFB Ser. 11-70, Class SN, IO, 5.713s, 2041			11,177,755	1,929,616
IFB Ser. 11-70, Class SH, IO, 5.703s, 2041			13,527,900	2,370,223
Ser. 14-133, Class IP, IO, 5s, 2044			6,390,641	1,396,483
Ser. 14-25, Class QI, IO, 5s, 2044			8,891,712	1,888,511
Ser. 14-2, Class IC, IO, 5s, 2044			3,413,855	763,406
Ser. 13-3, Class IT, IO, 5s, 2043			8,324,124	1,786,732
Ser. 11-116, Class IB, IO, 5s, 2040			2,983,474	157,441
Ser. 10-35, Class UI, IO, 5s, 2040			2,954,760	605,726
Ser. 10-20, Class UI, IO, 5s, 2040			10,703,912	1,969,306
Ser. 10-9, Class UI, IO, 5s, 2040			22,389,848	4,550,826
Ser. 09-121, Class UI, IO, 5s, 2039			22,853,156	4,511,213
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			6,185,398	1,123,083
Ser. 12-129, IO, 4 1/2s, 2042			6,280,824	1,378,578
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			485,903	68,158
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			6,666,657	1,295,831
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			3,791,834	859,950
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			4,958,495	354,820
Ser. 15-94, IO, 4s, 2045(F)			213,000	57,059
Ser. 12-106, Class QI, IO, 4s, 2042			6,537,538	1,106,348
Ser. 12-47, Class CI, IO, 4s, 2042			2,111,535	402,080
Ser. 12-41, Class IP, IO, 4s, 2041			6,843,265	1,250,908
Ser. 13-53, Class IA, IO, 4s, 2026			8,229,949	963,069
Ser. 13-76, IO, 3 1/2s, 2043			6,498,124	803,103
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			7,073,687	950,491
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			9,410,988	1,182,114
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,713,426	483,674
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			4,924,417	682,623
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			16,724,254	1,551,576
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			3,304,174	370,497
Ser. 183, Class AI, IO, 3 1/2s, 2039			8,537,982	1,118,305
Ser. 14-145, Class PI, IO, 3 1/2s, 2029			6,501,656	771,682
Ser. 14-46, Class KI, IO, 3s, 2036			6,049,358	697,793
Ser. 14-115, Class QI, IO, 3s, 2029			12,415,091	1,279,127
Ser. BC-HAU1, Class BI, IO, 1.903s, 2045(FWC)			20,523,000	2,635,923
Ser. 15-H18, IO, 1.82s, 2065			14,049,391	1,446,666
Ser. 15-H09, Class BI, IO, 1.708s, 2065			19,110,458	2,019,975
Ser. 15-H10, Class EI, IO, 1.636s, 2065			20,420,737	1,609,154
Ser. 10-151, Class KO, PO, zero %, 2037			1,464,871	1,313,564

GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.84s, 2027			191,441	1,436
FRB Ser. 98-3, IO, zero %, 2027(F)			100,920	1,485
FRB Ser. 98-2, IO, zero %, 2027			88,955	639
FRB Ser. 98-4, IO, zero %, 2026			137,811	3,391

				139,265,124
Commercial mortgage-backed securities (22.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			3,767,000	3,841,082
Ser. 06-5, Class A2, 5.317s, 2047			323,419	323,339
Ser. 06-6, Class A2, 5.309s, 2045			136,975	137,197
FRB Ser. 07-1, Class XW, IO, 0.329s, 2049			4,327,225	28,845

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 04-3, Class D, 5.445s, 2039			2,832,319	2,851,494
FRB Ser. 05-1, Class B, 5.337s, 2042			2,632,000	2,679,692
FRB Ser. 05-5, Class B, 5.325s, 2045			2,825,000	2,828,390
FRB Ser. 05-6, Class F, 5.156s, 2047			1,226,000	1,231,885
FRB Ser. 04-4, Class D, 5.073s, 2042			761,000	776,220

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.172s, 2042			975,882	1,396

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.886s, 2050			1,497,000	1,543,557
FRB Ser. 07-PW16, Class AJ, 5.705s, 2040			6,625,000	6,734,644
FRB Ser. 06-PW11, Class AJ, 5.43s, 2039			3,565,000	3,621,817
Ser. 05-T18, Class D, 5.134s, 2042			1,206,000	1,229,372
Ser. 05-PWR9, Class C, 5.055s, 2042			959,000	957,389

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.43s, 2039			5,275,000	5,268,037

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 5.537s, 2044			2,448,000	2,086,651

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.774s, 2049			4,304,000	4,409,775
FRB Ser. 13-GC17, Class XA, IO, 1.517s, 2046			15,167,990	1,052,750

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.105s, 2046			5,194,000	5,090,375
FRB Ser. 13-GC11, Class D, 4.457s, 2046			2,873,000	2,737,827

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046			1,344,000	1,358,017
FRB Ser. 14-UBS6, Class XA, IO, 1.08s, 2047			25,807,724	1,746,252

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.645s, 2044			133,000	140,807
Ser. 12-LC4, Class E, 4 1/4s, 2044			1,361,000	1,222,223
Ser. 13-LC13, Class E, 3.719s, 2046			1,503,000	1,136,150
FRB Ser. 07-C9, Class AJFL, 0.879s, 2049			3,218,000	3,147,976

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.973s, 2041			5,468,000	5,660,200

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			1,140,000	1,138,518

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,084,815	1,144,480
FRB Ser. 03-C3, Class AX, IO, 1.928s, 2038			1,617,144	110

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.802s, 2050			2,153,000	1,887,839

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.422s, 2044			1,980,000	2,073,917

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			785,276	799,018

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			240,231	240,231

GS Mortgage Securities Corp. II
FRB Ser. 12-GCJ9, Class XA, IO, 2.343s, 2045(F)			10,283,349	1,099,703
FRB Ser. 13-GC10, Class XA, IO, 1.711s, 2046			24,008,413	2,128,826

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			3,267,000	3,117,110
FRB Ser. 13-GC10, Class E, 4.414s, 2046			1,864,000	1,614,224

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class XA, IO, 1.751s, 2046			19,511,440	1,672,607

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.632s, 2045			5,707,000	5,956,852
FRB Ser. 11-GC3, Class D, 5.552s, 2044			1,352,177	1,442,348
Ser. 11-GC3, Class E, 5s, 2044			1,219,000	1,168,816
FRB Ser. 13-GC12, Class D, 4.477s, 2046			3,719,000	3,543,091

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class XA, IO, 0.876s, 2045			108,702,995	3,939,690

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.887s, 2047			1,306,000	1,226,203
FRB Ser. 14-C25, Class D, 3.95s, 2047			2,387,000	2,078,873

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.421s, 2047			1,668,000	1,673,424

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			3,752,000	3,869,625
Ser. 06-LDP6, Class AJ, 5.565s, 2043			231,000	232,467
FRB Ser. 06-LDP6, Class B, 5.561s, 2043			1,946,000	1,948,363
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	807,161
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			3,805,000	3,770,717
FRB Ser. 13-C10, Class XA, IO, 1.282s, 2047			21,082,467	1,354,296

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.176s, 2051			2,194,000	2,229,509
FRB Ser. 07-CB20, Class C, 6.176s, 2051			1,220,000	1,174,030
FRB Ser. 11-C3, Class E, 5.567s, 2046			3,766,000	3,994,589
FRB Ser. 12-C6, Class E, 5.199s, 2045			6,446,000	6,488,809
FRB Ser. 12-C8, Class D, 4.665s, 2045			5,387,000	5,504,872
Ser. 11-C4, Class F, 3.873s, 2046			3,030,000	2,834,040
Ser. 13-C10, Class E, 3 1/2s, 2047			1,963,000	1,582,767

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			1,842,462	1,890,458

LB-UBS Commercial Mortgage Trust
Ser. 04-C8, Class F, 5.005s, 2039			1,765,000	1,784,062
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			4,443,502	38,925

Merrill Lynch Mortgage Trust Ser. 04-BPC1, Class C, 5.011s, 2041			197,873	197,542

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.278s, 2043			9,159,225	238

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.564s, 2039			4,164,000	4,209,804
Ser. 06-3, Class AJ, 5.485s, 2046			4,350,000	4,403,940

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.279s, 2047			41,094,774	2,978,960
FRB Ser. 13-C12, Class XA, IO, 0.992s, 2046			24,499,559	1,134,428

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047			2,634,000	2,474,485
FRB Ser. 12-C6, Class E, 4.661s, 2045			1,477,000	1,457,153
FRB Ser. 13-C10, Class E, 4.082s, 2046			3,880,000	3,251,595
Ser. 15-C24, Class D, 3.257s, 2047			1,613,000	1,262,802

Morgan Stanley Capital I Trust Ser. 06-HQ9, Class C, 5.842s, 2044			1,857,000	1,910,682

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class E, 6.268s, 2043			1,697,000	1,709,049

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			645,010	645,010

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.831s, 2045			13,180,778	1,244,490

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			2,040,000	2,046,406
FRB Ser. 06-C25, Class AJ, 5.714s, 2043			5,751,000	5,866,020
Ser. 06-C24, Class AJ, 5.658s, 2045			3,772,000	3,804,439
FRB Ser. 05-C20, Class B, 5.141s, 2042			2,094,000	2,092,809
FRB Ser. 06-C29, IO, 0.381s, 2048			142,165,068	587,142

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.534s, 2042			440,019	438,831
FRB Ser. 04-C11, Class G, 5.19s, 2041			1,500,000	1,491,840

Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC18, Class D, 3.957s, 2047			2,837,000	2,375,988

WF-RBS Commercial Mortgage Trust FRB Ser. 13-C14, Class XA, IO, 0.904s, 2046			23,549,683	1,148,283

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.266s, 2044			1,006,000	1,081,180
FRB Ser. 13-C16, Class D, 4.982s, 2046			1,559,000	1,568,011
FRB Ser. 12-C7, Class D, 4.839s, 2045			5,321,000	5,574,120
FRB Ser. 13-UBS1, Class D, 4.631s, 2046			6,604,000	6,406,012
FRB Ser. 13-C15, Class D, 4.481s, 2046			2,780,004	2,652,655
FRB Ser. 12-C10, Class D, 4.457s, 2045			1,300,000	1,256,125
FRB Ser. 12-C10, Class E, 4.457s, 2045			1,658,000	1,421,735
FRB Ser. 13-C12, Class D, 4.354s, 2048			4,100,000	3,949,530
Ser. 13-C14, Class E, 3 1/4s, 2046			1,065,000	840,274
FRB Ser. 12-C9, Class XA, IO, 2.188s, 2045			23,012,115	2,314,328
FRB Ser. 12-C10, Class XA, IO, 1.774s, 2045			24,226,478	2,216,723
FRB Ser. 13-C12, Class XA, IO, 1.478s, 2048			7,074,424	525,502
FRB Ser. 12-C9, Class XB, IO, 0.707s, 2045(F)			46,094,000	2,160,721

				219,992,781
Residential mortgage-backed securities (non-agency) (7.1%)

BCAP, LLC Trust FRB Ser. 12-RR5, Class 4A8, 0.357s, 2035			3,750,000	3,415,212

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.159s, 2036			1,901,100	1,811,748
FRB Ser. 14-RR2, Class 4A3, 0.456s, 2036			2,791,000	2,167,212

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.916s, 2034			2,371,945	2,087,311

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.489s, 2025 (Bermuda)			950,000	950,000

Citigroup Mortgage Loan Trust 144A
FRB Ser. 10-7, Class 3A5, 5 7/8s, 2035			2,000,000	2,060,870
FRB Ser. 15-6, Class 1A2, 0.397s, 2047			6,860,000	4,459,000

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A2, 1.57s, 2035			2,006,075	1,826,486
FRB Ser. 05-27, Class 2A1, 1.52s, 2035			1,869,384	1,532,297
FRB Ser. 05-27, Class 1A1, 1.194s, 2035			2,179,603	1,754,581
FRB Ser. 05-38, Class A3, 0.541s, 2035			1,797,287	1,556,810
FRB Ser. 05-59, Class 1A1, 0.521s, 2035			7,985,865	6,451,980
FRB Ser. 05-62, Class 1A1, 0.491s, 2035			1,174,766	971,614
FRB Ser. 06-OC8, Class 2A2A, 0.311s, 2036			1,187,421	1,143,641

Countrywide Asset-Backed Certificates Trust
FRB Ser. 05-3, Class MV5, 0.857s, 2035			1,510,000	1,317,251
FRB Ser. 06-13, Class 3AV3, 0.437s, 2037			855,000	641,250

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.683s, 2036			4,760,000	4,355,400

CSMC Trust 144A FRB Ser. 11-6R, Class 3A7, 3.033s, 2036			1,700,000	916,295

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.691s, 2025			1,164,651	1,374,982
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.391s, 2027(F)			1,040,000	1,235,181
Structured Agency Credit Risk Debt Notes Ser. 15-DNA2, Class B, 7.737s, 2027			1,430,000	1,466,894

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.841s, 2035			1,250,000	964,125

GSAMP Trust FRB Ser. 06-HE2, Class M1, 0.511s, 2046			4,000,000	3,252,160

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 05-HE6, Class M2, 0.611s, 2035			6,350,000	5,115,477

MortgageIT Trust FRB Ser. 05-1, Class 1M1, 0.911s, 2035			2,325,440	2,206,748

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			998,014	998,014

RALI Trust FRB Ser. 07-QH6, Class A1, 0.381s, 2037			3,219,550	2,709,895

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.171s, 2034			2,449,474	2,315,488
FRB Ser. 05-AR13, Class A1C3, 0.681s, 2045			4,219,927	3,665,057
FRB Ser. 05-AR1, Class A1B, 0.581s, 2045			972,501	891,832
FRB Ser. 05-AR9, Class A1B, 0.571s, 2045			3,947,559	3,639,942

				69,254,753

Total mortgage-backed securities (cost $427,922,155)				$428,512,658

CORPORATE BONDS AND NOTES (28.6%)(a)
			Principal amount	Value

Basic materials (2.1%)

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			$1,250,000	$1,490,625

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			1,638,000	1,802,231

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			2,900,000	3,048,625

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,007,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			1,400,000	1,372,000

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,415,000	1,499,900

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			1,691,000	1,686,103

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,449,754

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			1,385,000	1,390,194

Southern Copper Corp. sr. unsec. unsub. notes 5 7/8s, 2045 (Peru)			800,000	732,722

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,500,000	1,575,000

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			734,000	735,835

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,500,000	1,530,000

				20,319,989
Capital goods (2.2%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			500,000	495,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,500,000	1,496,250

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			1,020,000	1,017,450

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			500,000	491,250

Boeing Co. (The) sr. unsec. bonds 8 3/4s, 2021			3,580,000	4,839,816

Bombardier, Inc. 144A unsec. notes 5 1/2s, 2018 (Canada)			750,000	706,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,090,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			1,692,000	1,856,080

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			750,000	753,750

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			1,180,000	1,266,288

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			1,025,000	1,035,250

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,263,000	1,332,465

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			1,500,000	1,488,750

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,500,000	1,500,000

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			1,500,000	1,571,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			460,000	474,950

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020			500,000	504,375

				21,919,799
Communication services (2.1%)

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			4,000,000	3,870,608

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			1,695,000	1,699,522

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			1,700,000	1,830,050

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			840,000	879,900

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			2,194,000	2,232,395

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			465,000	434,775

Sprint Communications, Inc. sr. unsec. notes 6s, 2016			1,500,000	1,530,938

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			500,000	560,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			1,500,000	1,546,875

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			584,000	667,240

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			1,522,000	1,520,346

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			2,930,000	2,895,074

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			478,000	483,975

				20,151,698
Consumer cyclicals (2.2%)

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			1,638,000	1,631,664

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,008,000	2,231,047

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			552,000	603,060

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			300,000	303,000

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,500,000	1,575,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			1,000,000	1,042,500

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			1,500,000	1,477,500

Dollar General Corp. sr. unsec. notes 1 7/8s, 2018			2,400,000	2,385,245

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			596,000	678,585

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			279,000	302,820

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			490,000	487,550

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			1,475,000	1,563,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			565,000	566,413

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,000,000	1,033,750

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			1,500,000	1,537,500

Owens Corning company guaranty sr. unsec. notes 9s, 2019			253,000	300,945

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			712,000	744,040

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			1,500,000	1,563,750

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			1,330,000	1,310,050

				21,337,919
Consumer staples (1.5%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			1,695,000	1,691,007

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,000,000	1,002,500

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			1,500,000	1,492,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,220,775

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			2,180,000	2,181,352

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			1,690,000	1,707,578

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			798,000	799,247

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			1,679,000	1,681,349

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			1,600,000	1,648,000

				14,424,308
Energy (2.5%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			1,695,000	1,711,909

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,695,000	1,806,804

Chesapeake Energy Corp. company guaranty sr. unsec. FRN 3.539s, 2019			1,500,000	1,263,750

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			1,638,000	1,630,259

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			1,695,000	1,682,055

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	208,945

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	385,080

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,006,900

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			1,693,000	1,066,590

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,250,000	842,188

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			1,500,000	1,466,288

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Mexico)			750,000	760,251

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			1,690,000	1,731,474

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			1,816,000	1,936,590

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5/8s, 2015 (Netherlands)			875,000	875,513

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			1,664,000	1,675,645

				24,050,241
Financials (11.3%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			1,819,000	1,820,506

ABN Amro Bank NV 144A sr. unsec. FRN 1.094s, 2016 (Netherlands)			3,000,000	3,011,076

Ally Financial, Inc. company guaranty sr. unsec. notes 3 1/2s, 2016			1,500,000	1,520,625

Ally Financial, Inc. sr. unsec. unsub. notes 3.6s, 2018			1,000,000	1,007,350

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.487s, 2017			2,000,000	1,989,384

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			1,600,000	1,564,947

American Express Co. sr. unsec. notes 7s, 2018			1,523,000	1,724,686

American Express Co. sr. unsec. notes 6.15s, 2017			923,000	1,008,315

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	3,260,000	3,686,918

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			$1,000,000	1,002,787

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			2,358,000	2,365,982

Bank of America, NA unsec. sub. FRN Ser. BKNT, 0.566s, 2016			3,800,000	3,788,953

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			1,638,000	1,671,040

Bank of Nova Scotia sr. unsec. unsub. FRN 0.686s, 2016 (Canada)			1,000,000	1,001,643

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			1,695,000	1,689,447

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			1,710,000	1,704,008

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			2,605,000	2,605,925

BPCE SA company guaranty sr. unsec. FRN Ser. MTN, 1.545s, 2016 (France)			975,000	980,901

Branch Banking & Trust Co. unsec. sub. FRN 0.606s, 2016			500,000	498,466

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			1,000,000	1,037,500

Citigroup, Inc. sr. unsec. sub. FRN 0.551s, 2016			2,100,000	2,090,092

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			2,427,000	2,529,065

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,055,000	1,102,475

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			2,318,000	2,319,358

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			1,516,000	1,563,436

Credit Agricole SA/London 144A sr. unsec. FRN 1.449s, 2016 (United Kingdom)			2,980,000	2,996,175

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			2,657,000	2,564,927

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			2,358,000	2,556,817

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			2,507,000	2,668,160

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			1,212,000	1,229,824

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,570,000	1,619,063

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,741,292

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			875,000	888,125

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			1,250,000	1,226,638

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			1,679,000	1,694,128

JPMorgan Chase Bank, NA unsec. sub. FRN 0.616s, 2016			1,000,000	996,913

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			2,375,000	2,396,833

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,170,000	2,560,431

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			1,710,000	1,791,345

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			2,125,000	2,344,780

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			2,381,000	2,509,222

National Australia Bank, Ltd./New York sr. unsec. FRN 0.845s, 2016 (Australia)			2,000,000	2,007,410

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			1,175,000	1,194,794

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			1,000,000	1,055,000

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			1,700,000	1,698,560

Principal Life Global Funding II 144A notes 1s, 2015			1,740,000	1,742,664

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,312,500	1,316,473

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			1,700,000	1,723,314

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)			737,000	738,246

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			3,880,000	4,017,977

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5 1/8s, 2022 (Russia)			950,000	826,500

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			1,000,000	1,018,254

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			1,000,000	1,007,249

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			1,535,000	1,532,183

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			675,000	690,788

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			874,000	898,504

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			1,500,000	1,645,143

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			1,750,000	1,753,843

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes 3 1/8s, 2015(R)			3,000,000	3,019,686

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,025,040

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			1,664,000	1,689,879

Wells Fargo Bank, NA unsec. sub. FRN 0.486s, 2016			1,228,000	1,225,025

Westpac Banking Corp. sr. unsec. unsub. notes 1.55s, 2018 (Australia)			306,000	304,844

				112,200,934
Health care (1.9%)

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			1,519,000	1,521,402

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			1,695,000	1,716,894

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			1,695,000	1,855,418

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			500,000	512,500

HCA, Inc. sr. notes 6 1/2s, 2020			612,000	684,675

Johnson & Johnson sr. unsec. notes 5.15s, 2018			1,061,000	1,175,278

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			206,000	208,060

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			1,457,000	1,451,740

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			3,975,000	4,198,594

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			1,674,000	1,761,885

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	726,513

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			1,085,000	1,116,194

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			756,000	836,853

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			600,000	630,000

				18,396,006
Technology (0.7%)

CommScope, Inc. 144A company guaranty sr. notes 4 3/8s, 2020			1,000,000	1,006,250

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			1,695,000	1,678,225

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			1,444,000	1,465,903

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			1,700,000	1,699,453

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			1,500,000	1,503,750

				7,353,581
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			463,992	484,291

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			345,773	357,875

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			1,909,316	1,926,036

				2,768,202
Utilities and power (1.8%)

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			1,543,000	1,806,588

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			905,000	928,756

IPALCO Enterprises, Inc. sr. notes 5s, 2018			2,123,000	2,239,765

PPL WEM, Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 3.9s, 2016 (United Kingdom)			7,725,000	7,859,430

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			3,816,000	4,713,756

				17,548,295

Total corporate bonds and notes (cost $280,476,217)				$280,470,972

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)

Government National Mortgage Association Pass-Through Certificates
4s, July 20, 2044			$951,755	$1,022,505
4s, TBA, August 1, 2045			2,000,000	2,124,062

				3,146,567
U.S. Government Agency Mortgage Obligations (27.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			2,098,463	2,317,902
3 1/2s, with due dates from April 1, 2042 to February 1, 2044			4,143,192	4,314,547

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, with due dates from January 1, 2044 to February 1, 2044			469,242	518,551
4 1/2s, TBA, August 1, 2045			1,000,000	1,084,844
4s, with due dates from July 1, 2042 to June 1, 2044			14,163,589	15,157,269
3 1/2s, with due dates from May 1, 2042 to July 1, 2043			3,325,318	3,462,810
3 1/2s, TBA, August 1, 2045			69,000,000	71,598,278
3s, February 1, 2043			796,529	803,966
3s, TBA, September 1, 2045			24,000,000	24,076,874
3s, TBA, August 1, 2045			145,000,000	145,872,262

				269,207,303

Total U.S. government and agency mortgage obligations (cost $270,224,135)				$272,353,870

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$382,000	$389,255

Total U.S. treasury obligations (cost $381,820)				$389,255

SENIOR LOANS (8.9%)(a)(c)
			Principal amount	Value

Basic materials (0.5%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$458,767	$458,767

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			238,032	238,032

Coveris Holdings SA bank term loan FRN Ser. B, 4 1/2s, 2019 (Luxembourg)			1,205,161	1,209,680

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018			1,496,164	1,496,538

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			418,566	418,043

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020			1,472,970	1,458,240

				5,279,300
Capital goods (0.9%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019			1,479,417	1,471,650

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			702,488	677,132

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			1,478,775	1,471,381

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020			596,250	592,275

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,060,501	1,065,666

Staples, Inc. bank term loan FRN Ser. B, 3 1/2s, 2021			1,000,000	999,856

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			436,815	435,668

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			792,000	789,896

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022			1,122,323	1,115,910

				8,619,434
Communication services (1.4%)

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,506,802	1,510,150

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022			885,000	883,525

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020			1,470,000	1,464,488

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021			965,396	962,138

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,403,841

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			2,000,000	1,989,500

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)			770,869	772,394

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			666,906	668,226

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021			1,980,000	1,965,893

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. F, 3 1/2s, 2023 (United Kingdom)			1,009,982	1,006,194

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			748,125	748,659

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019			243,172	238,308

				13,613,316
Consumer cyclicals (2.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			1,000,000	1,002,656

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)			992,500	990,639

American Casino & Entertainment Properties, LLC bank term loan FRN 5s, 2022			750,000	752,813

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020			827,925	829,219

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			564,361	497,041

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			415,800	345,807

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			1,093,603	1,096,337

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			325,700	325,415

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			591,022	592,183

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,343,165	1,332,251

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022			277,333	277,911

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			1,000,000	1,001,875

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			853,618	854,552

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021			990,000	993,218

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			1,132,269	1,118,116

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022			1,000,000	1,003,750

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			1,500,000	1,498,125

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,489,080	1,483,031

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020			994,975	990,000

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017			955,000	955,531

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,466,419	1,466,878

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			972,500	973,716

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021			995,000	998,483

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020			1,008,910	1,009,225

Univision Communications, Inc. bank term loan FRN 4s, 2020			756,185	755,240

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,339,394	1,315,955

				24,459,967
Consumer staples (0.8%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			424,625	414,717

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2020			660,341	655,801

Del Monte Foods, Inc. bank term loan FRN 4.263s, 2021			945,600	916,050

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,283,667	1,287,335

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			990,000	985,050

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)			1,495,068	1,498,059

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,000,625

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			980,000	982,450

				7,740,087
Energy (0.4%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			690,000	481,275

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018			513,667	504,035

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018			1,474,994	1,352,385

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			917,137	556,014

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021			997,481	879,030

				3,772,739
Financials (0.3%)

Alliant Holdings I, Inc. bank term loan FRN Ser. B, 5s, 2019			1,279,050	1,278,251

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,462,697	1,461,478

Vantiv, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			254,143	254,969

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			416,727	397,974

				3,392,672
Health care (1.3%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4s, 2021			882,904	886,092

Envision Healthcare Corp. bank term loan FRN Ser. B, 4s, 2018			473,624	474,019

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.187s, 2021			1,644,188	1,648,298

HCA, Inc. bank term loan FRN Ser. B4, 3.032s, 2018			982,500	983,455

Horizon Pharma, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			1,000,000	1,003,125

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018			963,155	964,761

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			880,301	883,878

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			975,455	968,139

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			589,050	584,706

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			499,290	498,562

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B3, 4 1/4s, 2019			1,492,500	1,491,257

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			1,042,470	1,041,539

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BD, 3 1/2s, 2019			639,595	639,595

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 1/2s, 2019			639,595	640,166

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			462,718	462,966

				13,170,558
Technology (0.4%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)			1,231,254	1,232,793

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			1,456,144	1,455,133

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	901,529

				3,589,455
Utilities and power (0.4%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020			588,000	582,610

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022			1,181,963	1,170,143

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	710,420

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018			1,466,250	1,458,586

				3,921,759

Total senior loans (cost $88,356,168)				$87,559,287

ASSET-BACKED SECURITIES (5.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$9,526,000	$9,526,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			41,911,000	41,911,000

Total asset-backed securities (cost $51,437,000)				$51,437,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,810,000	$2,739,750

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,520,000	9,662,705

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			1,710,000	1,768,391

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			2,846,483	2,832,251

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			150,000	157,688

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			960,000	1,033,200

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	5,155,000	3,772,245

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	5,669,000	4,584,191

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	892,589	435,041

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	112,696	55,077

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	1,142,451	561,941

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	645,941	319,353

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	567,404	282,612

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	501,823	251,667

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	467,658	237,496

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	442,123	228,583

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	1,927,028	1,007,853

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	459,773	243,833

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	2,462,206	1,326,641

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	1,534,622	838,014

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	2,236,272	1,238,014

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	4,284,952	2,463,707

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	1,628,752	944,725

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	2,286,576	1,360,210

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,290,000	1,223,888

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			815,000	910,396

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			450,000	437,625

Total foreign government and agency bonds and notes (cost $50,387,309)				$40,917,097

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$196,480,500	$155,220

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		31,749,700	50,482

Barclays Bank PLC

2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775		20,640,000	178,330

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575		20,640,000	100,310

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		77,674,100	131,269

Credit Suisse International

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		79,688,600	1,078,186

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		11,563,400	970,863

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		11,563,400	574,007

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		12,440,300	559,814

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		77,674,100	109,520

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22		76,042,600	92,012

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52		76,042,600	5,323

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		100,690,900	146,002

Total purchased swap options outstanding (cost $4,143,385)				$4,151,338

MUNICIPAL BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber, LLC), 0.26s, 10/1/27			$3,600,000	$3,600,000

Total municipal bonds and notes (cost $3,600,000)				$3,600,000

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$100.94		$31,000,000	$111,848

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/99.38		31,000,000	379,099

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		41,000,000	89,298

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.02		24,800,000	391,890

Total purchased options outstanding (cost $1,326,407)				$972,135

SHORT-TERM INVESTMENTS (6.9%)(a)
			Principal amount/shares	Value

FMC Corp. commercial paper with a yield of 0.35%, August 3, 2015			$5,000,000	$4,999,903

Marriott International, Inc./MD 144A commercial paper with a yield of 0.48%, September 9, 2015			5,000,000	4,997,400

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	23,026,631	23,026,631

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	560,000	560,000

U.S. Treasury Bills 0.01%, October 1, 2015(SEG)(SEGCCS)			$4,275,000	4,274,683

U.S. Treasury Bills 0.01%, October 15, 2015(SEGCCS)(SEGSF)			2,735,000	2,734,724

U.S. Treasury Bills 0.01%, October 8, 2015(SEG)(SEGCCS)(SEGSF)			3,445,000	3,444,669

U.S. Treasury Bills 0.02%, August 13, 2015(SEG)(SEGSF)			1,039,000	1,038,995

U.S. Treasury Bills 0.02%, August 20, 2015(SEGCCS)(SEGSF)			2,911,000	2,910,975

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGSF)			4,540,000	4,539,986

U.S. Treasury Bills 0.02%, November 5, 2015(SEGCCS)(SEGSF)			3,450,000	3,449,224

U.S. Treasury Bills 0.02%, September 10, 2015(SEGCCS)(SEGSF)			325,000	324,995

U.S. Treasury Bills 0.02%, September 17, 2015(SEGCCS)			159,000	158,996

U.S. Treasury Bills 0.03%, October 22, 2015(SEG)(SEGCCS)(SEGSF)			3,720,000	3,719,483

U.S. Treasury Bills 0.04%, November 12, 2015(SEGCCS)(SEGSF)			2,767,000	2,766,419

U.S. Treasury Bills 0.04%, November 19, 2015(SEGCCS)(SEGSF)			4,290,000	4,289,099

Total short-term investments (cost $67,238,390)				$67,236,182

TOTAL INVESTMENTS

Total investments (cost $1,245,492,986)(b)				$1,237,599,794

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $230,472,167) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$548,648	$574,802	$(26,154)
	British Pound	Buy	9/16/15	1,157,613	1,130,466	27,147
	Canadian Dollar	Buy	10/21/15	1,616,153	1,666,191	(50,038)
	Euro	Sell	9/16/15	7,193,713	7,219,749	26,036
	Mexican Peso	Buy	10/21/15	3,212,781	3,299,483	(86,702)
	New Zealand Dollar	Sell	10/21/15	3,174,654	3,227,062	52,408
	Norwegian Krone	Buy	9/16/15	1,043,905	1,092,798	(48,893)
	Swedish Krona	Sell	9/16/15	3,228,937	3,345,746	116,809
Barclays Bank PLC
	Australian Dollar	Sell	10/21/15	203,095	43,223	(159,872)
	British Pound	Buy	9/16/15	254,628	187,028	67,600
	Canadian Dollar	Buy	10/21/15	895,622	933,385	(37,763)
	Euro	Sell	9/16/15	6,941,745	6,970,624	28,879
	Japanese Yen	Sell	8/19/15	1,822,297	1,806,032	(16,265)
	Mexican Peso	Buy	10/21/15	3,225,737	3,313,502	(87,765)
	New Zealand Dollar	Sell	10/21/15	3,719,771	3,845,057	125,286
	Norwegian Krone	Sell	9/16/15	844,216	795,897	(48,319)
	Singapore Dollar	Sell	8/19/15	3,503,993	3,619,063	115,070
	Swedish Krona	Sell	9/16/15	4,293,641	4,478,867	185,226
	Swiss Franc	Sell	9/16/15	1,266,424	1,297,634	31,210
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	664,973	696,087	(31,114)
	British Pound	Buy	9/16/15	4,059,684	3,994,047	65,637
	Canadian Dollar	Sell	10/21/15	3,246,216	3,275,399	29,183
	Chilean Peso	Buy	10/21/15	118,451	124,186	(5,735)
	Danish Krone	Buy	9/16/15	927,126	941,959	(14,833)
	Euro	Sell	9/16/15	4,037,667	3,898,641	(139,026)
	Japanese Yen	Sell	8/19/15	1,924,844	1,991,310	66,466
	Mexican Peso	Buy	10/21/15	3,283,717	3,374,321	(90,604)
	New Zealand Dollar	Sell	10/21/15	1,151,772	1,174,916	23,144
	Norwegian Krone	Buy	9/16/15	1,351,309	1,413,117	(61,808)
	Philippine Peso	Buy	8/19/15	1,290,967	1,320,172	(29,205)
	Swedish Krona	Sell	9/16/15	3,339,400	3,395,600	56,200
	Swiss Franc	Buy	9/16/15	631,657	657,706	(26,049)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	1,568,928	1,692,689	(123,761)
	British Pound	Sell	9/16/15	1,304,363	1,304,128	(235)
	Canadian Dollar	Buy	10/21/15	1,329,560	1,361,977	(32,417)
	Euro	Sell	9/16/15	563,497	463,492	(100,005)
	Indian Rupee	Sell	8/19/15	737,252	772,345	35,093
	Japanese Yen	Sell	8/19/15	1,656,444	1,655,159	(1,285)
	New Zealand Dollar	Sell	10/21/15	457,598	545,779	88,181
	Norwegian Krone	Buy	9/16/15	781,865	816,799	(34,934)
	Singapore Dollar	Sell	8/19/15	3,536,488	3,652,597	116,109
	Swedish Krona	Sell	9/16/15	4,375,612	4,637,065	261,453
	Swiss Franc	Buy	9/16/15	72,027	81,937	(9,910)
Deutsche Bank AG
	Australian Dollar	Sell	10/21/15	996,622	1,042,570	45,948
	British Pound	Buy	9/16/15	5,894,224	5,811,533	82,691
	Canadian Dollar	Sell	10/21/15	3,370,483	3,508,055	137,572
	Euro	Sell	9/16/15	4,202,826	4,187,478	(15,348)
	Japanese Yen	Sell	8/19/15	2,825,064	2,842,177	17,113
	New Zealand Dollar	Buy	10/21/15	333,080	339,768	(6,688)
	Norwegian Krone	Buy	9/16/15	254,824	266,625	(11,801)
	Polish Zloty	Sell	9/16/15	2,213,384	2,256,034	42,650
	Swedish Krona	Sell	9/16/15	30,870	31,562	692
	Turkish Lira	Buy	9/16/15	1,767,236	1,799,282	(32,046)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	2,058,321	2,154,716	(96,395)
	British Pound	Buy	9/16/15	1,443,464	1,409,211	34,253
	Canadian Dollar	Sell	10/21/15	1,830,907	1,905,811	74,904
	Euro	Sell	9/16/15	4,902,472	4,897,788	(4,684)
	Japanese Yen	Buy	8/19/15	10,302	10,658	(356)
	New Zealand Dollar	Sell	10/21/15	1,906,498	1,945,044	38,546
	Norwegian Krone	Sell	9/16/15	652,746	683,417	30,671
	South African Rand	Buy	10/21/15	59,268	60,576	(1,308)
	Swedish Krona	Sell	9/16/15	1,183,114	1,210,699	27,585
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	614,017	642,384	(28,367)
	British Pound	Sell	9/16/15	1,724,476	1,739,796	15,320
	Canadian Dollar	Sell	10/21/15	3,403,116	3,543,130	140,014
	Euro	Sell	9/16/15	1,360,833	1,269,452	(91,381)
	Japanese Yen	Sell	8/19/15	733,751	751,075	17,324
	New Zealand Dollar	Buy	10/21/15	1,151,640	1,175,012	(23,372)
	Swedish Krona	Sell	9/16/15	1,668,656	1,692,503	23,847
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	1,703,596	1,844,636	(141,040)
	British Pound	Buy	9/16/15	1,424,262	1,334,260	90,002
	Canadian Dollar	Sell	10/21/15	1,428,302	1,436,213	7,911
	Euro	Sell	9/16/15	1,102,710	1,135,387	32,677
	Indian Rupee	Buy	8/19/15	1,014,205	1,003,603	10,602
	Japanese Yen	Sell	8/19/15	224,923	221,480	(3,443)
	Mexican Peso	Buy	10/21/15	3,168,473	3,254,494	(86,021)
	New Zealand Dollar	Sell	10/21/15	1,700,563	1,774,555	73,992
	Norwegian Krone	Buy	9/16/15	1,211,440	1,425,880	(214,440)
	Philippine Peso	Buy	8/19/15	1,290,965	1,315,907	(24,942)
	Singapore Dollar	Sell	8/19/15	4,891,441	5,024,028	132,587
	South African Rand	Buy	10/21/15	830,021	850,365	(20,344)
	South Korean Won	Sell	8/19/15	97,266	104,912	7,646
	Swedish Krona	Sell	9/16/15	4,761,225	4,958,671	197,446
	Swiss Franc	Buy	9/16/15	1,473,072	1,509,159	(36,087)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/21/15	326,845	263,866	(62,979)
	British Pound	Buy	9/16/15	1,461,730	1,344,856	116,874
	Canadian Dollar	Sell	10/21/15	2,490,834	2,612,239	121,405
	Euro	Sell	9/16/15	3,197,035	3,221,213	24,178
	Japanese Yen	Sell	8/19/15	1,627,736	1,726,504	98,768
	New Zealand Dollar	Sell	10/21/15	206,395	290,727	84,332
	Norwegian Krone	Buy	9/16/15	191,604	280,880	(89,276)
	Singapore Dollar	Sell	8/19/15	86,702	78,602	(8,100)
	Swedish Krona	Sell	9/16/15	1,846,486	1,919,110	72,624
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	3,024,224	3,165,874	(141,650)
	Brazilian Real	Buy	10/2/15	3,039,253	3,359,608	(320,355)
	British Pound	Sell	9/16/15	37,468	36,583	(885)
	Canadian Dollar	Sell	10/21/15	823,247	856,988	33,741
	Chilean Peso	Sell	10/21/15	54,605	22,051	(32,554)
	Euro	Buy	9/16/15	1,032,603	1,077,558	(44,955)
	Hungarian Forint	Buy	9/16/15	3,426,184	3,424,246	1,938
	Japanese Yen	Sell	8/19/15	1,854,287	1,938,286	83,999
	New Zealand Dollar	Sell	10/21/15	3,058,795	3,120,731	61,936
	Norwegian Krone	Buy	9/16/15	59,318	62,210	(2,892)
	Singapore Dollar	Sell	8/19/15	4,265,876	4,369,474	103,598
	Swedish Krona	Buy	9/16/15	313,559	287,156	26,403
	Swiss Franc	Sell	9/16/15	1,214,916	1,235,879	20,963
	Turkish Lira	Sell	9/16/15	1,877,645	1,772,986	(104,659)
UBS AG
	Australian Dollar	Buy	10/21/15	4,440,212	4,605,346	(165,134)
	British Pound	Buy	9/16/15	4,066,554	4,026,989	39,565
	Canadian Dollar	Sell	10/21/15	2,937,154	3,057,122	119,968
	Chilean Peso	Buy	10/21/15	3,944	4,139	(195)
	Euro	Sell	9/16/15	1,095,457	1,101,035	5,578
	Israeli Shekel	Sell	10/21/15	23,734	23,738	4
	Japanese Yen	Sell	8/19/15	1,211,936	1,172,513	(39,423)
	New Zealand Dollar	Buy	10/21/15	285,647	291,413	(5,766)
	Norwegian Krone	Buy	9/16/15	38,563	40,313	(1,750)
	Swedish Krona	Sell	9/16/15	1,606,719	1,623,392	16,673
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	174,778	182,939	(8,161)
	Canadian Dollar	Buy	10/21/15	755,611	786,596	(30,985)
	Euro	Sell	9/16/15	7,121,518	7,116,631	(4,887)
	New Zealand Dollar	Buy	10/21/15	3,314,460	3,382,246	(67,786)
	South Korean Won	Buy	8/19/15	122,337	132,185	(9,848)

Total						$588,682

FUTURES CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	194	$32,896,559	Sep-15	$722,292
U.S. Treasury Bond 30 yr (Long)	88	13,722,500	Sep-15	443,887
U.S. Treasury Bond Ultra 30 yr (Long)	22	3,509,688	Sep-15	21,216
U.S. Treasury Note 2 yr (Short)	168	36,802,500	Sep-15	(84,334)
U.S. Treasury Note 5 yr (Short)	390	46,739,063	Sep-15	(226,245)
U.S. Treasury Note 10 yr (Long)	31	3,950,563	Sep-15	35,782

Total				$912,598

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $6,043,552) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$63,499,400	$15,240
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	196,480,500	58,944
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	49,120,125	99,714
Barclays Bank PLC

(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	20,640,000	291,230
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	77,674,100	44,274
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	77,674,100	69,130
Credit Suisse International

(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	39,844,300	1,094,523
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	11,563,400	1,468,945
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	12,440,300	41,053
2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	38,021,300	55,131
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	155,348,200	91,655
(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	38,021,300	298,087
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	100,690,900	38,263
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	100,690,900	81,560
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	1,472,702

Total			$5,220,451

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $1,311,563) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/$102.48	$31,000,000	$397,823
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/100.16	62,000,000	424,080
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	82,000,000	82
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	41,000,000	2,296

Total			$824,281

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.28275/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.28275	$82,560,000	$(313,728)	$188,236
(2.50525)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.50525	82,560,000	(313,728)	(147,782)
2.394/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	41,280,000	313,728	120,538
(2.394)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	41,280,000	313,728	(164,707)
JPMorgan Chase Bank N.A.

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	39,296,100	(189,879)	161,507
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	39,296,100	(68,139)	48,334
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	7,937,425	(211,199)	(11,509)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	7,937,425	(222,248)	(43,576)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	7,937,425	(194,491)	(51,435)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	7,937,425	(201,682)	(74,453)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	20,643,600	(136,495)	(78,033)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	41,287,200	(290,043)	(169,690)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	34,765,900	230,324	107,392
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	34,765,900	222,248	84,064
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	82,574,300	264,238	82,409
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	41,287,200	126,421	36,746
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	34,765,900	200,158	4,172
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	34,765,900	198,166	(25,727)
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	39,296,100	435,086	(298,258)

Total			$162,465	$(231,772)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/15 (proceeds receivable $42,023,438) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, August 1, 2045	$3,000,000	8/13/15	$3,254,531
Federal National Mortgage Association, 4s, August 1, 2045	14,000,000	8/13/15	14,892,500
Federal National Mortgage Association, 3s, August 1, 2045	24,000,000	8/13/15	24,144,375

Total			$42,291,406

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	50,958,174	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(44,202)
ILS	2,605,000	—	6/26/25	2.39%	3 month TELBOR03	(14,597)
ILS	2,605,000	—	6/29/25	2.404%	3 month TELBOR03	(15,254)
ILS	7,815,000	—	7/1/25	2.4517%	3 month TELBOR03	(54,555)
ILS	10,420,000	—	7/2/25	2.45625%	3 month TELBOR03	(73,641)
PLN	17,860,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(592,743)
PLN	8,905,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(299,523)
PLN	7,747,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(251,294)
PLN	2,800,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	14,660
PLN	2,800,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	13,909
PLN	8,400,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	39,664
PLN	8,400,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	70,776
PLN	8,400,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	65,380
ZAR	33,758,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(203,615)
ZAR	22,505,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(135,955)
Goldman Sachs International
KRW	3,045,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	35,973
JPMorgan Chase Bank N.A.
BRL	51,471,210	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(169,569)
BRL	34,842,430	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	52,132
PLN	11,874,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	56,470
ZAR	23,349,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(133,593)
ZAR	70,047,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(429,330)
ZAR	56,589,000	—	3/10/25	3 month ZAR-JIBAR-SAFEX	7.91%	(89,505)

Total		$—	$(2,158,412)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$29,850,600	(E)	$126,333	4/20/19	3 month USD-LIBOR-BBA	1.85%	$75,916
		7,473,000	(E)	(252,414)	4/20/27	2.415%	3 month USD-LIBOR-BBA	(60,746)
		70,766,450	(E)	436,265	9/16/25	2.60%	3 month USD-LIBOR-BBA	(1,340,114)
		429,956,200	(E)	1,660,503	9/16/20	2.00%	3 month USD-LIBOR-BBA	(3,756,084)
		637,169,000	(E)	713,474	9/16/17	1.25%	3 month USD-LIBOR-BBA	(2,541,821)
		18,735,100	(E)	(780,724)	9/16/45	3 month USD-LIBOR-BBA	3.10%	623,509
		184,753,000		210,525	6/18/17	0.955%	3 month USD-LIBOR-BBA	(228,761)
		39,844,300		366,042	7/29/25	2.5675%	3 month USD-LIBOR-BBA	(663,620)
		79,688,600		(367,619)	7/29/25	3 month USD-LIBOR-BBA	2.43375%	713,811
		39,844,300		(139,981)	7/29/25	3 month USD-LIBOR-BBA	2.403%	288,345
		39,844,300		(199,747)	8/4/25	3 month USD-LIBOR-BBA	2.4575%	391,542
		15,938,000		(210)	7/27/25	2.41176%	3 month USD-LIBOR-BBA	(185,346)
		16,989,000		(224)	7/28/25	2.3615%	3 month USD-LIBOR-BBA	(118,386)
		14,725,000		(194)	7/30/25	2.339%	3 month USD-LIBOR-BBA	(70,042)
		2,260,000		(77)	7/14/45	2.96%	3 month USD-LIBOR-BBA	(112,225)
		66,718,000		(198,168)	7/13/20	1.718%	3 month USD-LIBOR-BBA	(388,199)
		8,645,000		(114)	7/24/25	2.41%	3 month USD-LIBOR-BBA	(101,240)
		15,938,000		(210)	7/27/25	2.41668%	3 month USD-LIBOR-BBA	(192,543)
		14,849,000		(196)	7/28/25	2.36043%	3 month USD-LIBOR-BBA	(102,017)
		29,811,000		(240)	7/28/20	3 month USD-LIBOR-BBA	1.758%	122,101
		14,849,000		(196)	7/28/25	2.36589%	3 month USD-LIBOR-BBA	(109,448)
		14,849,000		(196)	7/28/25	2.3675%	3 month USD-LIBOR-BBA	(111,633)
		16,107,000		(130)	7/29/20	3 month USD-LIBOR-BBA	1.71385%	30,485
		16,107,000		(130)	7/29/20	3 month USD-LIBOR-BBA	1.719%	34,516
		1,775,000	(E)	(14)	9/30/25	2.3575%	3 month USD-LIBOR-BBA	(3,410)
	AUD	4,155,000		(42)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(81,648)
	AUD	5,534,000		(57)	3/30/25	2.77%	6 month AUD-BBR-BBSW	106,800
	AUD	4,177,000		(44)	5/19/25	6 month AUD-BBR-BBSW	3.1575%	18,719
	AUD	2,627,000		(27)	5/22/25	3.215%	6 month AUD-BBR-BBSW	(21,291)
	AUD	3,209,000		(32)	6/1/25	3.045%	6 month AUD-BBR-BBSW	10,162
	AUD	2,983,000		(31)	6/5/25	3.325%	6 month AUD-BBR-BBSW	(44,102)
	AUD	3,220,000		(33)	6/11/25	3.385%	6 month AUD-BBR-BBSW	(59,218)
	AUD	6,054,000		(62)	6/16/25	3.373%	6 month AUD-BBR-BBSW	(105,814)
	AUD	3,120,000		(32)	6/19/25	3.26%	6 month AUD-BBR-BBSW	(31,641)
	AUD	3,222,000		(33)	7/1/25	3.305%	6 month AUD-BBR-BBSW	(40,608)
	AUD	3,112,000		(32)	7/3/25	6 month AUD-BBR-BBSW	3.4425%	66,476
	AUD	2,743,000		(27)	7/27/25	6 month AUD-BBR-BBSW	3.1595%	6,782
	CAD	48,752,000		(145)	6/17/17	0.92%	3 month CAD-BA-CDOR	(114,867)
	CAD	54,175,000		(404)	6/17/20	3 month CAD-BA-CDOR	1.24%	149,810
	CAD	2,067,000		(22)	4/17/25	1.89%	3 month CAD-BA-CDOR	(630)
	CAD	8,268,000		(90)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(19,720)
	CAD	7,340,000		(79)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(4,225)
	CAD	18,274,000		(215)	6/17/25	2.253%	3 month CAD-BA-CDOR	(430,740)
	CAD	8,838,000		(95)	5/21/25	3 month CAD-BA-CDOR	2.1875%	177,644
	CAD	5,484,000		(58)	6/29/25	3 month CAD-BA-CDOR	2.255%	126,766
	CAD	3,353,000		(36)	6/29/25	3 month CAD-BA-CDOR	2.27%	81,129
	CAD	3,266,000		(33)	7/29/25	3 month CAD-BA-CDOR	2.03%	19,691
	CAD	10,603,000		77,775	7/17/25	3 month CAD-BA-CDOR	2.035%	151,792
	CAD	2,922,000		(30)	7/23/25	3 month CAD-BA-CDOR	2.0125%	14,773
	CHF	31,720,000		(127)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(59,141)
	CHF	6,270,000		(88)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	(21,227)
	CHF	6,270,000		(90)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(19,951)
	CHF	31,720,000		(130)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	42,054
	CHF	3,261,000		(46)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(5,698)
	CHF	13,238,000		(184)	7/10/25	6 month CHF-LIBOR-BBA	0.31%	36,214
	CHF	1,626,000		(22)	7/27/25	0.3075%	6 month CHF-LIBOR-BBA	(2,152)
	CHF	1,623,000		(22)	7/22/25	6 month CHF-LIBOR-BBA	0.34%	8,100
	EUR	3,000	(E)	12	9/16/45	6 month EUR-EURIBOR-Telerate	1.75%	219
	EUR	79,406,000	(E)	446,985	9/16/20	6 month EUR-EURIBOR-Telerate	0.50%	787,793
	EUR	46,598,000	(E)	127,085	9/16/25	1.25%	6 month EUR-EURIBOR-Telerate	(1,068,189)
	EUR	6,291,000	(E)	(3,196)	9/16/35	1.75%	6 month EUR-EURIBOR-Telerate	(358,932)
	GBP	6,000	(E)	685	9/16/45	2.75%	6 month GBP-LIBOR-BBA	(493)
	GBP	18,000	(E)	308	9/16/20	2.00%	6 month GBP-LIBOR-BBA	(99)
	GBP	1,490,000	(E)	(25,691)	9/16/25	6 month GBP-LIBOR-BBA	2.25%	17,377
	JPY	58,423,000		(20)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	46,139
	JPY	114,399,000		(38)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	89,465
	JPY	3,191,100,000		(125)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	148,273
	JPY	698,200,000		(122)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(547,014)
	JPY	56,638,000		(10)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	44,884
	JPY	65,000,000		(20)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	9,661
	JPY	384,000,000		(115)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	51,089
	JPY	2,006,000,000		(143)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(32,360)
	JPY	1,185,100,000		(84)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(20,197)
	JPY	19,740,000		(6)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	2,729
	JPY	89,716,000		(10)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	2,950
	JPY	2,831,226,000		(171)	5/20/25	0.583%	6 month JPY-LIBOR-BBA	(58,620)
	JPY	2,259,032,000		(134)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	63,876
	JPY	816,434,000		(89)	5/26/25	0.614%	6 month JPY-LIBOR-BBA	(35,618)
	JPY	685,358,000		(40)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	31,226
	JPY	680,465,000		(72)	6/8/25	0.6725%	6 month JPY-LIBOR-BBA	(59,364)
	JPY	734,779,000		(77)	6/10/25	0.674%	6 month JPY-LIBOR-BBA	(64,712)
	JPY	728,564,000		(77)	6/12/25	0.6775%	6 month JPY-LIBOR-BBA	(65,831)
	JPY	2,045,682,000		(119)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	200,663
	JPY	613,929,000		(36)	6/25/25	0.622%	6 month JPY-LIBOR-BBA	(26,125)
	JPY	2,259,032,000		(133)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	110,522
	JPY	701,129,000		(41)	7/15/25	0.6275%	6 month JPY-LIBOR-BBA	(29,447)
	NOK	13,932,000		(24)	6/25/25	2.3775%	6 month NOK-NIBOR-NIBR	(42,641)
	NOK	13,295,000		(22)	6/29/25	6 month NOK-NIBOR-NIBR	2.37%	39,291
	NOK	13,323,000		(22)	7/2/25	6 month NOK-NIBOR-NIBR	2.375%	39,729
	NOK	13,803,000		(23)	7/9/25	6 month NOK-NIBOR-NIBR	2.265%	24,450
	NOK	13,523,000		(22)	7/21/25	6 month NOK-NIBOR-NIBR	2.21%	14,850
	NOK	13,783,000		(22)	7/28/25	6 month NOK-NIBOR-NIBR	2.14%	4,011
	NZD	10,634,000		(107)	4/23/25	3 month NZD-BBR-FRA	3.7275%	119,557
	NZD	10,768,000		(110)	4/22/25	3 month NZD-BBR-FRA	3.705%	107,812
	NZD	2,812,000		(25)	7/2/25	3.9025%	3 month NZD-BBR-FRA	(38,615)
	NZD	2,264,000		(20)	7/3/25	3.95%	3 month NZD-BBR-FRA	(37,044)
	NZD	5,625,000		(51)	7/2/25	3.9525%	3 month NZD-BBR-FRA	(92,943)
	NZD	13,139,000		(113)	7/20/25	3.81%	3 month NZD-BBR-FRA	(110,998)
	NZD	2,326,000		(20)	7/24/25	3.765%	3 month NZD-BBR-FRA	(13,665)
	SEK	27,926,000		(44)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	4,880
	SEK	42,357,000		(69)	6/23/25	1.5525%	3 month SEK-STIBOR-SIDE	(103,026)
	SEK	11,980,000		(18)	7/29/25	1.32%	3 month SEK-STIBOR-SIDE	4,955
	SEK	10,411,000		(16)	7/23/25	1.4275%	3 month SEK-STIBOR-SIDE	(8,416)

	Total			$2,191,543	$(8,699,119)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$857,753	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(13,263)
Barclays Bank PLC
	643,541	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,730
	149,693	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	448
	2,478,056	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	21,482
	4,446,155	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,862
	4,110,583	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,795
	12,482,536	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,804)
	5,628,101	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,995
	2,086,414	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,525
	1,374,114	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,988
	1,043,207	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,262
	1,260,108	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(9,038)
	10,834,917	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,926)
	13,530,393	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,282
	4,120,831	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	44,949
	481,646	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,724)
	247,825	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,093)
	717,726	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,932
	2,086,414	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,525
	7,924,161	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,842)
	7,309,119	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	79,725
	4,573,170	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,988)
	1,082,155	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	9,381
	794,305	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,370
	5,015,834	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	43,481
	23,111,204	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	94,425
	5,714,687	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,349
	288,968	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,181
	563,971	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,393
	1,828,949	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,759
	1,325,936	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,625
	10,777,551	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,826)
	4,231,360	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(7,609)
	1,591,135	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,931)
	795,600	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,465)
	795,600	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,465)
	1,596,607	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,947)
	4,146,788	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(12,850)
	1,596,607	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,947)
	889,407	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(10,737)
	789,360	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,225
	564,101	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(6,810)
	862,917	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,806)
	3,187,742	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,878)
	1,047,458	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,830)
	2,881,165	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,033)
	1,242,112	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,075
	8,274,614	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,454)
Citibank, N.A.
	1,163,871	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,755
	966,010	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,947
Credit Suisse International
	1,390,942	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,683
	4,035,150	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,049)
	3,907,883	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(47,178)
	3,779,886	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	52,136
	4,022,258	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	55,479
	8,695,776	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(104,982)
	2,840,977	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(35,215)
Deutsche Bank AG
	4,035,150	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,049)
Goldman Sachs International
	3,148,090	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,885)
	2,428,488	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10,711)
	7,862,919	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(56,396)
	3,050,305	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,453)
	6,797,188	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,772
	3,771,655	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,588)
	1,416,943	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,475)
	1,731,890	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(26,779)
	448,377	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,190)
	105,043	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(753)
	3,129,425	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(22,446)
	5,166,876	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,025)
	228,860	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(400)
	610,317	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,066)
	1,041,943	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,595)
	3,449,986	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(15,216)
	5,643,753	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(40,480)
	5,152,051	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	71,061
	6,954,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(75,800)
	2,405,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	2,886
GBP	4,028,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	(64,589)
GBP	1,392,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(40,385)
JPMorgan Chase Bank N.A.
	$5,152,399	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	71,066
EUR	12,263,000	—	5/25/20	(1.115%)	Eurostat Eurozone HICP excluding tobacco	(48,888)
EUR	12,072,000	—	5/25/25	1.445%	Eurostat Eurozone HICP excluding tobacco	67,484

Total		$—	$(3,826)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$44,403	$779,000	5/11/63	300 bp	$45,169
	CMBX NA BBB- Index	BBB-/P	46,609	755,000	5/11/63	300 bp	47,352
	CMBX NA BBB- Index	BBB-/P	22,719	377,000	5/11/63	300 bp	23,090
	CMBX NA BBB- Index	BBB-/P	11,962	175,000	5/11/63	300 bp	12,134
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	69,178	624,000	5/11/63	300 bp	69,789
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	2,484	1,911,000	5/11/63	300 bp	4,363
	CMBX NA BBB- Index	BBB-/P	49,531	1,207,000	5/11/63	300 bp	50,718
	CMBX NA BBB- Index	BBB-/P	5,592	957,000	5/11/63	300 bp	6,533
	CMBX NA BBB- Index	BBB-/P	4,098	899,000	5/11/63	300 bp	4,982
	CMBX NA BBB- Index	BBB-/P	8,092	697,000	5/11/63	300 bp	8,778
	CMBX NA BBB- Index	BBB-/P	10,094	657,000	5/11/63	300 bp	10,740
	CMBX NA BBB- Index	BBB-/P	18,774	617,000	5/11/63	300 bp	19,380
	CMBX NA BBB- Index	BBB-/P	48,354	606,000	5/11/63	300 bp	48,950
	CMBX NA BBB- Index	BBB-/P	46,921	606,000	5/11/63	300 bp	47,516
	CMBX NA BBB- Index	BBB-/P	39,799	605,000	5/11/63	300 bp	40,394
	CMBX NA BBB- Index	BBB-/P	66,776	591,000	5/11/63	300 bp	67,356
	CMBX NA BBB- Index	BBB-/P	42,032	577,000	5/11/63	300 bp	42,599
	CMBX NA BBB- Index	BBB-/P	4,084	570,000	5/11/63	300 bp	4,644
	CMBX NA BBB- Index	BBB-/P	37,649	473,000	5/11/63	300 bp	38,114
	CMBX NA BBB- Index	BBB-/P	(4,420)	282,000	5/11/63	300 bp	(4,143)
	CMBX NA BBB- Index	BBB-/P	19,849	259,000	5/11/63	300 bp	20,104
	CMBX NA BBB- Index	BBB-/P	1,427	184,000	5/11/63	300 bp	1,608
	CMBX NA BBB- Index	BBB-/P	762	107,000	1/17/47	300 bp	(1,337)
	CMBX NA BBB- Index	BBB-/P	1,015	115,000	1/17/47	300 bp	(1,241)
	CMBX NA BBB- Index	BBB-/P	2,282	168,000	1/17/47	300 bp	(1,014)
	CMBX NA BBB- Index	BBB-/P	1,392	218,000	1/17/47	300 bp	(2,884)
	CMBX NA BBB- Index	BBB-/P	1,084	218,000	1/17/47	300 bp	(3,192)
	CMBX NA BBB- Index	BBB-/P	3	277,000	1/17/47	300 bp	(5,431)
	CMBX NA BBB- Index	BBB-/P	902	282,000	1/17/47	300 bp	(4,630)
	CMBX NA BBB- Index	BBB-/P	902	282,000	1/17/47	300 bp	(4,630)
	CMBX NA BBB- Index	BBB-/P	744	297,000	1/17/47	300 bp	(5,082)
	CMBX NA BBB- Index	BBB-/P	993	310,000	1/17/47	300 bp	(5,088)
	CMBX NA BBB- Index	BBB-/P	663	310,000	1/17/47	300 bp	(5,418)
	CMBX NA BBB- Index	BBB-/P	554	310,000	1/17/47	300 bp	(5,528)
	CMBX NA BBB- Index	BBB-/P	6,096	345,000	1/17/47	300 bp	(672)
	CMBX NA BBB- Index	BBB-/P	1,335	467,000	1/17/47	300 bp	(7,826)
	CMBX NA BBB- Index	BBB-/P	1,501	467,000	1/17/47	300 bp	(7,660)
	CMBX NA BBB- Index	BBB-/P	13,663	559,000	1/17/47	300 bp	2,698
	CMBX NA BBB- Index	BBB-/P	2,727	765,000	1/17/47	300 bp	(12,279)
	CMBX NA BBB- Index	BBB-/P	6,136	784,000	1/17/47	300 bp	(9,244)
	CMBX NA BBB- Index	BBB-/P	19,537	789,000	1/17/47	300 bp	4,059
	CMBX NA BBB- Index	BBB-/P	5,075	1,015,000	1/17/47	300 bp	(14,836)
	CMBX NA BBB- Index	BBB-/P	5,075	1,015,000	1/17/47	300 bp	(14,836)
	CMBX NA BBB- Index	BBB-/P	5,044	1,179,000	1/17/47	300 bp	(18,084)
	CMBX NA BBB- Index	BBB-/P	37,272	1,576,000	1/17/47	300 bp	6,356
	CMBX NA BB Index	—	(5,339)	1,022,000	5/11/63	(500 bp)	(5,311)
	CMBX NA BB Index	—	4,723	871,000	5/11/63	(500 bp)	4,747
	CMBX NA BB Index	—	(3,001)	824,000	5/11/63	(500 bp)	(2,979)
	CMBX NA BB Index	—	(2,041)	716,000	5/11/63	(500 bp)	(1,325)
	CMBX NA BB Index	—	(11,876)	680,000	5/11/63	(500 bp)	(11,857)
	CMBX NA BB Index	—	8,506	550,000	5/11/63	(500 bp)	8,521
	CMBX NA BB Index	—	13,969	529,000	5/11/63	(500 bp)	13,984
	CMBX NA BB Index	—	8,938	505,000	5/11/63	(500 bp)	8,952
	CMBX NA BB Index	—	6,358	425,000	5/11/63	(500 bp)	6,370
	CMBX NA BB Index	—	(467)	409,000	5/11/63	(500 bp)	(58)
	CMBX NA BB Index	—	(3,110)	341,000	5/11/63	(500 bp)	(3,101)
	CMBX NA BB Index	—	(2,603)	339,000	5/11/63	(500 bp)	(2,594)
	CMBX NA BB Index	—	(3,238)	338,000	5/11/63	(500 bp)	(3,229)
	CMBX NA BB Index	—	(2,034)	323,000	5/11/63	(500 bp)	(2,025)
	CMBX NA BB Index	—	(2,578)	321,000	5/11/63	(500 bp)	(2,569)
	CMBX NA BB Index	—	3,184	308,000	5/11/63	(500 bp)	3,193
	CMBX NA BB Index	—	5,499	275,000	5/11/63	(500 bp)	5,507
	CMBX NA BB Index	—	(13,092)	675,000	5/11/63	(500 bp)	(13,073)
	CMBX NA BBB- Index	BBB-/P	19,283	9,679,000	5/11/63	300 bp	28,801
	CMBX NA BBB- Index	BBB-/P	59,500	2,432,000	5/11/63	300 bp	61,892
	CMBX NA BBB- Index	BBB-/P	1,978	1,490,000	5/11/63	300 bp	3,443
	CMBX NA BBB- Index	BBB-/P	(20,370)	1,351,000	5/11/63	300 bp	(19,041)
	CMBX NA BBB- Index	BBB-/P	(16,648)	1,351,000	5/11/63	300 bp	(15,319)
	CMBX NA BBB- Index	BBB-/P	(24,878)	1,285,000	5/11/63	300 bp	(23,614)
	CMBX NA BBB- Index	BBB-/P	4,145	895,000	5/11/63	300 bp	5,025
	CMBX NA BBB- Index	BBB-/P	(8,950)	891,000	5/11/63	300 bp	(8,074)
	CMBX NA BBB- Index	BBB-/P	489	735,000	5/11/63	300 bp	1,212
	CMBX NA BBB- Index	BBB-/P	3,327	718,000	5/11/63	300 bp	4,033
	CMBX NA BBB- Index	BBB-/P	4,085	673,000	5/11/63	300 bp	4,747
	CMBX NA BBB- Index	BBB-/P	12,327	653,000	5/11/63	300 bp	12,969
	CMBX NA BBB- Index	BBB-/P	14,141	653,000	5/11/63	300 bp	14,783
	CMBX NA BBB- Index	BBB-/P	(11,580)	641,000	5/11/63	300 bp	(10,950)
	CMBX NA BBB- Index	BBB-/P	4,677	635,000	5/11/63	300 bp	5,302
	CMBX NA BBB- Index	BBB-/P	428	617,000	5/11/63	300 bp	1,035
	CMBX NA BBB- Index	BBB-/P	2,133	616,000	5/11/63	300 bp	2,739
	CMBX NA BBB- Index	BBB-/P	7,138	599,000	5/11/63	300 bp	7,727
	CMBX NA BBB- Index	BBB-/P	5,955	599,000	5/11/63	300 bp	6,544
	CMBX NA BBB- Index	BBB-/P	(5,598)	598,000	5/11/63	300 bp	(5,010)
	CMBX NA BBB- Index	BBB-/P	(5,951)	594,000	5/11/63	300 bp	(5,366)
	CMBX NA BBB- Index	BBB-/P	(1,981)	594,000	5/11/63	300 bp	(1,397)
	CMBX NA BBB- Index	BBB-/P	(1,992)	596,000	5/11/63	300 bp	(1,406)
	CMBX NA BBB- Index	BBB-/P	1,608	596,000	5/11/63	300 bp	2,194
	CMBX NA BBB- Index	BBB-/P	(4,954)	592,000	5/11/63	300 bp	(4,372)
	CMBX NA BBB- Index	BBB-/P	23,451	490,000	5/11/63	300 bp	23,933
	CMBX NA BBB- Index	BBB-/P	(1,435)	424,000	5/11/63	300 bp	(1,018)
	CMBX NA BBB- Index	BBB-/P	(1,796)	298,000	5/11/63	300 bp	(1,503)
	CMBX NA BBB- Index	BBB-/P	(2,833)	297,000	5/11/63	300 bp	(2,541)
	CMBX NA BBB- Index	BBB-/P	39,602	1,353,000	1/17/47	300 bp	13,061
	CMBX NA BBB- Index	BBB-/P	31,067	1,388,000	1/17/47	300 bp	3,029
	CMBX NA BBB- Index	BBB-/P	29,831	1,822,000	1/17/47	300 bp	(5,910)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	2,344	899,000	5/11/63	300 bp	3,228
	CMBX NA BBB- Index	BBB-/P	(3,548)	513,000	5/11/63	300 bp	(3,044)
	CMBX NA BBB- Index	BBB-/P	(1,337)	293,000	5/11/63	300 bp	(1,049)
	CMBX NA BBB- Index	BBB-/P	517	145,000	1/17/47	300 bp	(2,327)
	CMBX NA BBB- Index	BBB-/P	517	145,000	1/17/47	300 bp	(2,327)
	CMBX NA BBB- Index	BBB-/P	1,924	450,000	1/17/47	300 bp	(6,904)
	CMBX NA BBB- Index	BBB-/P	1,604	450,000	1/17/47	300 bp	(7,223)
	CMBX NA BBB- Index	BBB-/P	1,604	450,000	1/17/47	300 bp	(7,223)
	CMBX NA BB Index	—	(5,599)	528,000	5/11/63	(500 bp)	(5,584)
	CMBX NA BB Index	—	7,574	450,000	5/11/63	(500 bp)	7,587
	CMBX NA BB Index	—	4,520	441,000	5/11/63	(500 bp)	4,533
	CMBX NA BB Index	—	495	408,000	5/11/63	(500 bp)	507
	CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	(3,237)
	CMBX NA BB Index	—	6,218	275,000	5/11/63	(500 bp)	6,226
	CMBX NA BB Index	—	(829)	416,000	1/17/47	(500 bp)	6,504
	CMBX NA BBB- Index	BBB-/P	7,391	647,000	5/11/63	300 bp	8,027
	CMBX NA BBB- Index	BBB-/P	(10,681)	641,000	5/11/63	300 bp	(10,051)
	CMBX NA BBB- Index	BBB-/P	3,568	598,000	5/11/63	300 bp	4,156
	CMBX NA BBB- Index	BBB-/P	(5,558)	594,000	5/11/63	300 bp	(4,974)
	CMBX NA BBB- Index	BBB-/P	(5,957)	594,000	5/11/63	300 bp	(5,373)
	CMBX NA BBB- Index	BBB-/P	(5,957)	594,000	5/11/63	300 bp	(5,373)
	CMBX NA BBB- Index	BBB-/P	(2,392)	596,000	5/11/63	300 bp	(1,806)
	CMBX NA BBB- Index	BBB-/P	(4,755)	592,000	5/11/63	300 bp	(4,173)
	CMBX NA BBB- Index	BBB-/P	(3,240)	297,000	5/11/63	300 bp	(2,948)
	CMBX NA BBB- Index	BBB-/P	(249)	93,000	5/11/63	300 bp	(157)
	CMBX NA BBB- Index	BBB-/P	13,828	656,000	1/17/47	300 bp	741
	CMBX NA BBB- Index	BBB-/P	20,269	677,000	1/17/47	300 bp	6,989

	Total		$887,786	$567,197

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $981,117,554.
(b)	The aggregate identified cost on a tax basis is $1,246,018,448, resulting in gross unrealized appreciation and depreciation of $21,682,794 and $30,101,448, respectively, or net unrealized depreciation of $8,418,654.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$120,097,821	$713,980,732	$811,051,922	$30,706	$23,026,631
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $450,852,994 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $123,068 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,055,781 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,496,880 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$41,911,000	$9,526,000
Corporate bonds and notes	—	280,470,972	—
Foreign government and agency bonds and notes	—	40,917,097	—
Mortgage-backed securities	—	416,319,715	12,192,943
Municipal bonds and notes	—	3,600,000	—
Purchased options outstanding	—	972,135	—
Purchased swap options outstanding	—	4,151,338	—
Senior loans	—	87,559,287	—
U.S. government and agency mortgage obligations	—	272,353,870	—
U.S. treasury obligations	—	389,255	—
Short-term investments	23,586,631	43,649,551	—

Totals by level	$23,586,631	$1,192,294,220	$21,718,943

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$588,682	$—
Futures contracts	912,598	—	—
Written options outstanding	—	(824,281)	—
Written swap options outstanding	—	(5,220,451)	—
Forward premium swap option contracts	—	(231,772)	—
TBA sale commitments	—	(42,291,406)	—
Interest rate swap contracts	—	(13,049,074)	—
Total return swap contracts	—	(3,826)	—
Credit default contracts	—	(320,589)	—

Totals by level	$912,598	$(61,352,717)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of July 31, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$9,526,000	$9,526,000
Mortgage-backed securities	$—	—	—	—	—	—	12,192,943	$12,192,943

Totals:	$—	$—	$—	$—	$—	$—	$21,718,943	$21,718,943

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $— related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$60,824	$381,413
Foreign exchange contracts	3,831,677	3,242,995
Interest rate contracts	14,764,169	28,057,502

Total	$18,656,670	$31,681,910

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$103,600,000
Purchased swap option contracts (contract amount)		$920,400,000
Written TBA commitment option contracts (contract amount)		$181,300,000
Written swap option contracts (contract amount)		$859,000,000
Futures contracts (number of contracts)		900
Forward currency contracts (contract amount)		$640,500,000
OTC interest rate swap contracts (notional)		$131,100,000
Centrally cleared interest rate swap contracts (notional)		$2,595,100,000
OTC total return swap contracts (notional)		$393,800,000
OTC credit default contracts (notional)		$74,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$204,389	$35,973	$—	$108,602	$—	$—	$—	$—	$—	$348,964
	Centrally cleared interest rate swap contracts§	—	—	1,984,600	—	—	—	—	—	—	—	—	—	—	—	1,984,600
	OTC Total return swap contracts*#	—	501,764	—	8,702	113,298	—	101,719	—	138,550	—	—	—	—	—	864,033
	OTC Credit default contracts*#	2,052	611	—	—	43,924	—	14,237	—	—	—	—	—	—	—	60,824
	Futures contracts§	—	—	—	—	—	—	—	—	—	9,508	—	—	—	—	9,508
	Forward currency contracts#	222,400	553,271	—	240,630	500,836	326,666	205,959	196,505	552,863	—	518,181	332,578	181,788	—	3,831,677
	Forward premium swap option contracts#	—	—	—	—	308,774	—	—	—	524,624	—	—	—	—	—	833,398
	Purchased swap options#	205,702	278,640	—	131,269	2,623,056	—	766,669	—	146,002	—	—	—	—	—	4,151,338
	Purchased options#	—	—	—	—	—	—	—	—	972,135	—	—	—	—	—	972,135

	Total Assets	$430,154	$1,334,286	$1,984,600	$380,601	$3,589,888	$531,055	$1,124,557	$196,505	$2,442,776	$9,508	$518,181	$332,578	$181,788	$—	$13,056,477

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$1,685,379	$—	$—	$821,997	$—	$—	$—	$—	$—	$2,507,376
	Centrally cleared interest rate swap contracts§	—	—	5,207,649	—	—	—	—	—	—	—	—	—	—	—	5,207,649
	OTC Total return swap contracts*#	13,263	192,003	—	—	194,424	7,049	412,232	—	48,888	—	—	—	—	—	867,859
	OTC Credit default contracts*#	—	—	—	—	322,876	—	58,537	—	—	—	—	—	—	—	381,413
	Futures contracts§	—	—	—	—	—	—	—	—	—	110,520	—	—	—	—	110,520
	Forward currency contracts#	211,787	349,984	—	398,374	302,547	65,883	102,743	143,120	526,317	—	160,355	647,950	212,268	121,667	3,242,995
	Forward premium swap option contracts#	—	—	—	—	312,489	—	—	—	752,681	—	—	—	—	—	1,065,170
	Written swap options#	173,898	291,230	—	113,404	2,563,468	—	485,926	—	1,592,525	—	—	—	—	—	5,220,451
	Written options#	—	—	—	—	—	—	—	—	824,281	—	—	—	—	—	824,281

	Total Liabilities	$398,948	$833,217	$5,207,649	$511,778	$3,695,804	$1,758,311	$1,059,438	$143,120	$4,566,689	$110,520	$160,355	$647,950	$212,268	$121,667	$19,427,714

	Total Financial and Derivative Net Assets	$31,206	$501,069	$(3,223,049)	$(131,177)	$(105,916)	$(1,227,256)	$65,119	$53,385	$(2,123,913)	$(101,012)	$357,826	$(315,372)	$(30,480)	$(121,667)	$(6,371,237)
	Total collateral received (pledged)##†	$(110,988)	$320,000	$—	$(131,177)	$(105,916)	$(1,227,256)	$65,119	$—	$(2,123,913)	$—	$240,000	$—	$(30,480)	$—
	Net amount	$142,194	$181,069	$(3,223,049)	$—	$—	$—	$—	$53,385	$—	$(101,012)	$117,826	$(315,372)	$—	$(121,667)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015